Annual Fund Operating Expenses - Invesco DWA Developed Markets Momentum ETF - ETF	Feb. 26, 2021
Operating Expenses:
Management Fees	0.80%
Other Expenses	none
Total Annual Fund Operating Expenses	0.80%